Investment in associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]	Dec. 31, 2025
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 1,275,945		$ 1,241,142
Current assets	2,240,617		2,688,673
Non-current liabilities	(1,305,851)		(2,843,755)
Current liabilities	(6,942,477)		(6,208,281)
Less capital reserves	5,436,424		$ 4,133,458
Revenue	1,360,091	$ 1,422,605
Net loss	(842,448)	(1,193,079)
Other comprehensive loss	(91,595)	34,876
Total comprehensive loss	(934,043)	(1,158,203)
The Group's share of losses in Polestar Times Technology	$ 205,162	$ 185,319

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).